Annual Total Returns - BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND (INVESTOR A, Class R Shares, INSTITUTIONAL and INVESTOR C) [BarChart] - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND - Investor A Shares
Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(0.18%)
Annual Return 2012	10.64%
Annual Return 2013	44.95%
Annual Return 2014	1.81%
Annual Return 2015	(3.88%)
Annual Return 2016	13.06%
Annual Return 2017	14.62%
Annual Return 2018	(5.29%)
Annual Return 2019	33.45%
Annual Return 2020	33.13%